Deposits - Additional Information (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits:
Brokered deposits	$ 158,300,000	$ 125,400,000
Certificates of deposit in amounts of 250,000 or more		$ 134,931,000
Certificates of deposit in amounts of 100,000 or more			$ 295,545,000